Pensions and Other Postretirement Benefits (Defined Contribution and Other Plans) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions [Member]
Defined contribution and other plans disclosure [Line Items]
Employer's contributions	CAD 19	CAD 18	CAD 18